Key Management Personnel Disclosures (Details) - shares	Jan. 28, 2025	Jan. 25, 2025	Dec. 31, 2024	Oct. 10, 2024	Jul. 01, 2024	Jun. 30, 2024	Jun. 07, 2024
Key management Personnel [Line Items]
Shares issued to key management personnel			80,994,098			100
Key Management Personnel of Entity or Parent [Member]
Key management Personnel [Line Items]
Shares issued to key management personnel			100,000			50,765
Restricted Share Units [Member]
Key management Personnel [Line Items]
Shares issued to key management personnel			100,000		1,285,000	955,000	955,000
Restricted Share Units [Member] | Key Management Personnel of Entity or Parent [Member]
Key management Personnel [Line Items]
Shares issued to key management personnel			89,243
Subsequent Events [Member]
Key management Personnel [Line Items]
Shares issued to key management personnel	100,000	2,240,000
Subsequent Events [Member] | Restricted Share Units [Member]
Key management Personnel [Line Items]
Shares issued to key management personnel				100,000